Income Per Share (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Undistributed earnings (loss) allocated to participating securities, diluted	$ 3,000,000	$ 0	$ 1,700,000
Earnings Per Share, Diluted, Undistributed	$ 0.02		$ 0.01
Antidilutive weighted average shares (shares)	2.1	3.0	3.4